Derivatives and Hedge Accounting - Gross carrying value of derivatives used for cash flow hedge accounting (Detail) - Derivatives [member] - Cash flow hedges [member] € in Millions	Dec. 31, 2018 EUR (€)
Combined interest and FX rate risk [member] | Cross currency swap [member]
Disclosure of detailed information about hedging instruments [line items]
Hedging instrument, assets	€ 204
Hedging instrument, liabilities	154
Interest rate risk [member] | Interest rate swaps [member]
Disclosure of detailed information about hedging instruments [line items]
Hedging instrument, assets	5,757
Hedging instrument, liabilities	€ 3,664